Equity Transactions	12 Months Ended
Jun. 30, 2019
Stock Transactions, Parenthetical Disclosures [Abstract]
Note 13. Equity Transactions

On January 29, 2019, the Company issued 909,090 shares of Class B common stock at the option exercise price of $0.11 per share to Mr. Ehrlich, the Company’s Chairman and CEO (See Note 10). As of June 30, 2019, 909,090 shares of Class B common stock were outstanding.

Securities Purchase Agreement Dated June 28, 2018

On June 28, 2018, the Company entered into a securities purchase agreement with Aspire Capital Fund, LLC, pursuant to which the Company sold to Aspire Capital 5,263,158 shares of Class A common stock for a purchase price of $2.0 million, without an underwriter or placement agent. The Company also issued to Aspire Capital 2,736,842 shares of Class A common stock and warrants to purchase 8,000,000 shares of Class A common stock, with such warrants having an exercise price equal to $0.38 per share, as a commitment fee. The securities purchase agreement provided for the sale of up to an additional $5.0 million of the Company’s common stock upon the satisfaction of certain milestones by September 30, 2018, which milestones were not achieved by the Company.

The commitment fee of $2.7 million was allocated to the $2 million offering first based on historical price discounts that Aspire Capital has received, and the balance of the commitment fee was allocated to the $5 million of potential future milestone funding from Aspire Capital. The portion of the commitment fee allocated to the $2 million of initial proceeds was approximately $0.5 million and was effectively netted against the $2 million of initial proceeds, resulting in a discounted purchase price of $0.29 per share. The remaining $2.2 million of the commitment fee was allocated to the future milestone funding and was fully expensed under Other Expenses as of June 30, 2018.

$30 million Class A Common Stock Purchase Agreement with Aspire Capital

On September 6, 2017, the Company entered into a purchase agreement with Aspire Capital, which replaced the prior 2015 $30 million Aspire Capital purchase agreement and provides that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital is committed to purchase up to an aggregate of $30.0 million of the Company’s common stock over a 36-month term ending in September 2020. The Company issued 300,000 shares of its Class A common stock to Aspire Capital as a commitment fee. The commitment fee of approximately $215,000 was amortized pro-rata as the funding is received. The amortized amount of the commitment fee of $55,000 was recorded to additional paid-in capital for the year ended June 30, 2018. The remaining $159,000 of the commitment fee was carried on the balance sheet as deferred offering costs and was fully expensed in December 2018. The Company initially registered the sale of shares that Aspire Capital may purchase under the purchase agreement, but the registration of these shares will lapse September 2019 and the Company does not currently intend to effect another registration of the shares issuable under the purchase agreement. In addition, the trading price for the Company’s common stock has not satisfied the minimum $0.25 price condition under the purchase agreement and no sales may occur thereunder (See Note 2. Going Concern and Liquidity).

During the period from September 6, 2017 to June 30, 2019, the Company generated proceeds of approximately $7.7 million under the 2017 purchase agreement with Aspire Capital from the sale of approximately 16.7 million shares of its common stock. During the year ended June 30, 2019, the Company did not sell any shares to Aspire Capital under the purchase agreement.

On March 30, 2015, the Company entered into its prior purchase agreement with Aspire Capital, which provided that, upon the terms and subject to the conditions and limitations set forth therein, Aspire Capital was committed to purchase up to an aggregate of $30.0 million of the Company’s common stock over the 36-month term of the 2015 purchase agreement. In consideration for entering into the 2015 purchase agreement, the Company issued to Aspire Capital 160,000 shares of its Class A common stock as a commitment fee. The commitment fee of approximately $499,000 was amortized as the funding was received. The unamortized portion of deferred offering costs of $227,000 was recorded to additional paid-in capital in September 2017 when the Company entered into the 2017 purchase agreement described above. During the period from July 1, 2017 to September 5, 2017, the Company generated proceeds of approximately $2.1 million under the 2015 purchase agreement with Aspire Capital from the sale of approximately 2.6 million shares of its common stock.